Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Apr. 08, 2018	Sep. 30, 2019	Sep. 30, 2018		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		$ (1,281,642)	$ (1,020,498)	[1]	$ (1,393,544)	[2]	$ (662,297)		$ (662,297)
Adjustments to Reconcile Net Loss to Net Cash Used in Operations:
Depreciation and amortization		632,652	483,293	[3]	582,559	[2]
Non-cash interest			7,660	[3]
Paid in kind interest						[2]
Stock based compensation		198,787	123,018	[3]	185,963	[2]			2,500
Non-cash interest expense					7,660	[2]
Gain on settlement of payables					(16,039)	[2]
Bad debt expense					38,113	[2]	117,670
Loss on disposal of property and equipment						[2]
Gain in investment accounted for under the equity method						[2]
Loss on impairment of goodwill						[2]
Changes in assets and liabilities:
Accounts receivable		(199,157)	19,665		63,869	[2]			(27,790)
Prepaid expenses		1,087	76,259	[3]	63,810	[2]
Other current assets			(138,172)	[3]	(8,278)	[2]
Other long-term assets		(30,282)	9,565	[3]	(26,576)	[2]
Accounts payable		103,104	201,897	[3]	149,161	[2]			104,406
Accrued compensation				[3]
Accrued expenses - related party		270,503	162,732	[3]	239,310	[2]			501,620
Other accrued liabilities - related party						[2]			26,901
Other accrued liabilities		2,920	(49,965)	[3]	(17,100)	[2]
Other long-term liabilities						[2]
Net Cash used in Operating Activities		(302,028)	(124,546)	[3]	(131,092)	[2]			(54,660)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from note receivable			174,967	[3]	174,967	[2]
Purchase of property and equipment				[3]		[2]
Cash received in business combination			42,711	[3]	42,711	[2]
Net Cash provided by Investing Activities			217,678	[3]	217,678	[2]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable - related party		215,914	1,055,000	[3]	3,055,000	[2]			53,500
Payment on notes payable - related parties			(30,000)	[3]	(30,000)	[2]
Payment on notes payable			(1,000,000)	[3]	(3,000,000)	[2]
Net Cash provided by Financing Activities		215,914	25,000	[3]	25,000	[2]			53,500
Net Change in Cash		(86,114)	118,132	[3]	111,586	[2]			(1,160)
Cash - Beginning of Period	[2]	111,586		[2]		[2]
Cash - End of Period		25,472	118,132		111,586			[2]		[2]
Cash Paid For:
Interest		660,750	464,875	[3]	728,000	[2]
Income taxes				[3]		[2]
Supplemental disclosure of non-cash investing and financing activities:
Stock issued in conversion of debt and related accrued interest						[2]			251,605
Stock issued in conversion of accrued salary						[2]			380,502
Forgiveness of accrued compensation credited to additional paid-in capital						[2]
Preferred stock converted into common stock						[2]
Predecessor
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(746,162)						(13,821,521)
Adjustments to Reconcile Net Loss to Net Cash Used in Operations:
Depreciation and amortization	109,225						446,525
Non-cash interest
Paid in kind interest							1,614,564
Stock based compensation	275,369						20,001
Non-cash interest expense
Gain on settlement of payables
Bad debt expense							656,131
Loss on disposal of property and equipment							15,539
Gain in investment accounted for under the equity method							171,469
Loss on impairment of goodwill							7,914,269
Changes in assets and liabilities:
Accounts receivable	99,190						304,519
Prepaid expenses	35,445						36,876
Other current assets	(298)						3,211
Other long-term assets	6,775						32,523
Accounts payable	(219,888)						1,746,706
Accrued compensation	(3,156)
Accrued expenses - related party							87,909
Other accrued liabilities - related party
Other accrued liabilities	63,905						(220,416)
Other long-term liabilities	(2,511)						(9,796)
Net Cash used in Operating Activities	(382,106)						(1,001,491)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from note receivable	182,362						200,000
Purchase of property and equipment	(6,274)						(46,906)
Cash received in business combination
Net Cash provided by Investing Activities	176,088						153,094
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable - related party
Payment on notes payable - related parties
Payment on notes payable							(512,583)
Net Cash provided by Financing Activities							(512,583)
Net Change in Cash	(206,018)						(1,360,980)
Cash - Beginning of Period	225,227		$ 225,227		$ 225,227		1,586,207
Cash - End of Period	19,209						225,227		$ 225,227
Cash Paid For:
Interest	458,812						2,040,338
Income taxes
Supplemental disclosure of non-cash investing and financing activities:
Stock issued in conversion of debt and related accrued interest
Stock issued in conversion of accrued salary
Forgiveness of accrued compensation credited to additional paid-in capital							669,529
Preferred stock converted into common stock							$ 460

[1]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through September 30, 2018 and the net assets acquired from the Predecessor from April 9, 2018 through September 30, 2018 as disclosed in Note 1.
[2]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through December 31, 2018 and the net assets acquired from GACP from April 9, 2018 through December 31, 2018.
[3]	Includes the consolidated cash flows from (a) the operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through September 30, 2018 and (b) the net assets acquired from the Predecessor from April 9, 2018 through September 30, 2018 as disclosed in Note 1.